Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Loan facilitation service fee from:
Key management and their immediate family members	833	851	742	108
Hangzhou Ruituo Technology Co., Ltd.	-	-	39	6
Total	833	851	781	114
Other revenues:
Beijing Lezhihui Technology Co., Ltd.	2,179	3,740	13,362	1,943
Origination and servicing expenses:
Beijing Lezhihui Technology Co., Ltd.	5,578	49,377	22,739	3,307
Chunan Wanglan Financial Information Advisory Services Partnership (GP)	-	-	18,077	2,629
Chunan Wenjun Financial Information Advisory Services Partnership (GP)	-	-	11,290	1,642
Chunan Wenkang Financial Information Advisory Services Partnership (GP)	-	-	9,103	1,324
Chunan Wenhai Financial Information Advisory Services Partnership (GP)	-	-	8,743	1,272
Chunan Wenbin Financial Information Advisory Services Partnership (GP)	-	-	8,455	1,230
Chunan Wenlin Financial Information Advisory Services Partnership (GP)	-	-	8,408	1,223
Chunan Wenrong Financial Information Advisory Services Partnership (GP)	-	-	8,357	1,215
Chunan Wenshe Financial Information Advisory Services Partnership (GP)	-	-	8,047	1,170
Chunan Wenbei Financial Information Advisory Services Partnership (GP)	-	-	7,717	1,122
Chunan Wensheng Financial Information Advisory Services Partnership (GP)	-	-	7,600	1,105
Chunan Wenyang Financial Information Advisory Services Partnership (GP)	-	-	6,924	1,007
Chunan Wangxia Financial Information Advisory Services Partnership (GP)	-	-	6,761	983
Chunan Wanglin Financial Information Advisory Services Partnership (GP)	-	-	5,133	747
Chunan Wangqi Financial Information Advisory Services Partnership (GP)	-	-	4,969	723
Chunan Wangqun Financial Information Advisory Services Partnership (GP)	-	-	4,948	720
Chunan Wangqian Financial Information Advisory Services Partnership (GP)	-	-	2,424	353

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Chunan Yunxiu Financial Information Advisory Services Partnership (GP)	-	-	1,909	278
Chunan Wencai Information Advisory Services Company	87,356	99,601	-	-
Chunan Wangcai Information Advisory Services Company	57,833	62,496	-	-
Chunan Yuntong Information Advisory Services Company	3,155	2,793	-	-
Collecting costs to:
Zhejiang Hongrui Investment Management Co., Ltd.	13,221	20,469	6,253	909
Zhejiang Ruituo Information Technology Co., Ltd.	-	-	4,996	727
GPS costs to:
Zhejiang Qunshuo Electronics Co., Ltd	10,067	25,290	-	-
Total	177,210	260,026	162,853	23,686
General and administrative expenses:
Consulting expenses to:
Suzhou Weinxin Zhonghua Venture Capital Partnership (LLP)	-	20,000	-	-
Welfare expenses to:
Hangzhou Qiandaohuyaodage Trading Co., Ltd.	179	1,387	276	40
Total	179	21,387	276	40
Sales and marketing expenses:
Promotion expenses to:
Weiyi (Hangzhou) Internet Financial Information Service Co., Ltd	3,264	7,916	9,631	1,401
Trademark expenses to:
Zhejiang Ruituo Information Technology Co., Ltd.	-	62	-	-
Total	3,264	7,978	9,631	1,401

Schedule of due from related parties
		As of December 31,
		2017	2018
		RMB	RMB	US$
Zhejiang Zhongbo Finance Lease Co., Ltd.	(i)	10	10,010	1,456
Hangzhou Ruituo Technology Co., Ltd.	(ii)	4,497	7,081	1,030
Zhejiang Ruituo Non-financing Guarantee Co., Ltd.		236	2,692	392
Shanghai Zaohui Finance Lease Co., Ltd.		3,993	-	-
Others		432	2,014	292
Total		9,168	21,797	3,170

(i)	The balance represents loans provided to Zhejiang Zhongbo Finance Lease Co., Ltd. ("Zhongbo") for the advances to borrowers of certain type of loan product of the Company.
(ii)	The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans.

Schedule of due to related parties
		As of December 31,
		2017	2018
		RMB	RMB	US$
Key management and their immediate family members	(iii)	30,701	7,626	1,109
Mr. Hong Yao	(iii)	4,335	950	138
Zhejiang Zhongbo Finance Lease Co., Ltd.	(iv)	-	9,471	1,379
Chunan Wangqi Financial Information Advisory Services Partnership (GP)		-	1,806	263
Chunan Wangzhi Financial Information Advisory Services Partnership (GP)		-	1,290	188
Chunan Wangqun Financial Information Advisory Services Partnership (GP)		-	1,110	161
Other related service center operation partners		-	4,833	703
Hangzhou Ruituo Technology Co., Ltd.		10,139	714	104
Beijing Lezhihui Technology Co., Ltd.		2,921	275	40
Chunan Wangcai Information Advisory Services Company		6,233	-	-
Chunan Wencai Information Advisory Services Company		5,718	-	-
Others		2,853	653	94
Total		62,900	28,728	4,179

(iii)	The balance mainly represents investment balance due to related parties who are also investors on the platform.

(iv)	The balance represents account balance of Zhongbo on the platform which is borrowed from the Company and used for the advances to borrowers of certain type of loan product of the Company.